Form 5500, Schedule H, Par IV, Line 4i - Schedule of assets [Held at End of Year] (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,491,613,535
Notes receivable from participants	10,852,946	$ 10,079,288
Investment, Identifier [Axis]: Common/Collective Trusts, BlackRock Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 106,882,055
Number of shares (in shares)	9,358,474
Investment, Identifier [Axis]: Common/Collective Trusts, Earnest Partners Smid Cap Core Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 35,385,511
Number of shares (in shares)	2,016,268
Investment, Identifier [Axis]: Common/Collective Trusts, JPMCB Intermediate Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 50,937,832
Number of shares (in shares)	2,590,938
Investment, Identifier [Axis]: Common/Collective Trusts, JPMCB Intermediate Income Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,017,170
Number of shares (in shares)	1,362,464
Investment, Identifier [Axis]: Common/Collective Trusts, Northern Trust Collective Extended Equity Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 125,013,455
Number of shares (in shares)	86,068
Investment, Identifier [Axis]: Common/Collective Trusts, State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 92,649,356
Number of shares (in shares)	4,990,001
Investment, Identifier [Axis]: Common/Collective Trusts, State Street S&P 500 Index Securities Lending Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 343,445,893
Number of shares (in shares)	11,259,783
Investment, Identifier [Axis]: Common/Collective Trusts, State Street U.S. Bond Index Securities Lending Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 99,689,013
Number of shares (in shares)	8,638,563
Investment, Identifier [Axis]: Common/Collective Trusts, Winslow Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 201,658,866
Number of shares (in shares)	1,190,219
Investment, Identifier [Axis]: Corporate Stocks: Common, Alliant Energy Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 101,433,825
Number of shares (in shares)	1,560,280
Investment, Identifier [Axis]: Participant-Directed Brokerage Accounts, Self-Managed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,884,590
Investment, Identifier [Axis]: Registered Investment Companies, American Funds EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 138,670,657
Number of shares (in shares)	2,289,050
Investment, Identifier [Axis]: Registered Investment Companies, Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,696,231
Number of shares (in shares)	8,480,785
Investment, Identifier [Axis]: Registered Investment Companies, Fidelity Investments Money Market Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,455,324
Number of shares (in shares)	2,455,324
Investment, Identifier [Axis]: Registered Investment Companies, Vanguard Short-Term Inflation-Protected Securities Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,940,811
Number of shares (in shares)	158,904